Unique ID	LOANID	LOANID2	SLOANID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
627400121	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							10/31/2025	5/XX/2025
627400506	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, Borrower called in and inquired about the NSF fee and wanted to know why it was reflected on the bill dated XX/XX/XXXX. Servicer advised that borrower paid the NSF fee of $X.XX after the XX, on XX/XX/XXXX. Servicer confirmed that there is no NSF fee balance. There was no additional contact, and the loan is performing.

Dispute comments- As per comment dated XX/XX/XXXX and XX/XX/XXXX a Fee dispute raised by the borrower. Servicer provided the resolution and waived the late fees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/XX/A
							10/31/2025	12/XX/2025
627400512	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							10/31/2025	11/XX/2025
627400524	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On comment dated XX/XX/XXXX Borrower requested to speak with a supervisor regarding a $X.XX returned payment fee charged in XX/XXXX due to a returned payment and account was frozen. Advised borrower that a written request must be submitted via mail or fax to dispute the fee. Borrower expressed dissatisfaction, requested supervisor, and was transferred. On XX/XX/XXXX Talked to borrower, and Borrower inquired about the assumption process after receiving a letter. Borrower stated that no one will be assuming the loan and was advised to disregard the letter.   Borrower disputed late fee; advised fee was assessed in XX/XXXX and automatically removed upon application of XX/XXXX payment. Attached response dated XX/XX/XXXX. Multiple non-late fee disputes documented for review. Borrower requested waiver of $X.XX bad check fee; advised waiver not possible unless cause of return payment is determined and supporting documentation is submitted. Courtesy waivers for bad check fees are not offered at this time. Borrower disconnected after being advised dispute must be submitted in writing. On XX/XX/XXXX  Borrower submitted dispute for the same. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							10/31/2025	4/XX/2025
627400743	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							10/31/2025	10/XX/2025
627400976	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
As per comment dated XX/XX/XXXX fee dispute identified. A fee dispute related to a returned payment, and the agent advised that the payment was returned on XX/XX/XXXX, due to insufficient funds, which resulted in a bad check fee of $X.XX that cannot be waived unless it is determined the return was caused by an error. The dispute was resolved.
							10/31/2025	1/XX/2025
627401219	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period. Comment dated XX/XX/XXXX there was a fee dispute in the file and dated XX/XX/XXXX indicates web acknowledgement to borrower inquiry and the dispute was resolved recent.
							10/31/2025	11/XX/2025
627401400	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							10/31/2025	11/XX/2025
627401468	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							10/31/2025	11/XX/2025
627401486	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called about corrected tax bill from county and asked if mailed copy was received. Advised none received; borrower can email copy with loan number, Taxes will be updated after payment. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							10/31/2025	4/XX/2025
627401535	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, Borrower called in and inquiring about the tax issue. Servicer advised to provide the updated bill. Also informed them to send it via mail, fax or email to registered mail id and ensure it is registered under the loan number. Servicer also confirm that taxes are due on XX/XXXX. On XX/XX/XXXX, Borrower called in and inquired regarding the insurance payment. Servicer provided the contact number and call was transferred to the insurance department after waiting for over XX minutes. Borrower also indicating that the tax bill due on XX/XX/XXXX and needs to be paid. Servicer advised that they do not see any payment made online for this tax bill. Additionally, the amount paid for insurance appears to be less than expected. They will submit a request for the tax bill to be reviewed and paid. They advised borrower to call back on XX/XX/XXXX for an update on this matter. On XX/XX/XXXX, Borrower called to inquired about the hazard insurance and also concern about why the insurance payment has not been made. Servicer advised and transferred the call to insurance representative. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							10/31/2025	10/XX/2025
627401577	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							10/31/2025	5/XX/2025
627401580	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in to inquire about payment not being debited from bank account servicer advised usually payment is processed twice if payment does not goes through at first attempt however can draft the payment manually. There was no additional contact, and the loan is performing. As per comment dated XX/XX/XXXX borrower reported Fee dispute which is not yet resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							10/31/2025	10/XX/2025
627401597	XXXX		XXXX	3	[3] Loan has evidence of title issue(s). [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in regards letter received from servicer about building code violation. On XX/XX/XXXX borrower called in and stated building has code violation and property preservation issue and stated is not aware as does not reside at the property servicer placed a request to get additional information on how it would affect the borrower who has no issues with the apartment. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  As per comment dated XX/XX/XXXX received notification of Code Violation and property preservation issue.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							10/31/2025	5/XX/2025
627401715	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower inquired payment received related and borrower wants refund and advised would have to submit proof of clearing a positive balance. On XX/XX/XXXX borrower inquired on refund of payment posted on XX/XX/XXXX in the amount of $X.XX and advised need to wait XX business days from payment posting to option task or can send proof of payment clearing bank with positive balance. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							10/31/2025	9/XX/2025
627401956	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called and inquired on changing the banking information for the ACH and if the bank shows any advances, was also confirmed that the same account will also be used for the ACH draft. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							10/31/2025	12/XX/2025
627401960	XXXX		XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, borrower called in to discuss payment was due for XX/XX/XXXX and set up the payment. On XX/XX/XXXX, borrower called in to discuss about flood or hazard insurance premium on loan. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							10/31/2025	11/XX/2025